Pension and Other Postretirement Benefits, Pension contributions in the next twelve months (Details) - Pension Plan [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
U.S. [Member]
Contributions to the various plans in the next twelve months [Abstract]
Defined benefit plans	$ 9
Multi-employer plans	0
Total estimated future employer contributions in next fiscal year for defined benefit plans and multi-employer plans	9
Non-U.S. [Member]
Contributions to the various plans in the next twelve months [Abstract]
Defined benefit plans	54
Multi-employer plans	6
Total estimated future employer contributions in next fiscal year for defined benefit plans and multi-employer plans	$ 60